Quarterly Report
March 31, 2022
MFS®  Prudent Investor Fund
FPP-Q3

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.9%
Aerospace & Defense – 1.3%
Safran S.A.	5,456	$641,245
Alcoholic Beverages – 1.2%
Heineken Holding N.V.	8,094	$633,491
Apparel Manufacturers – 0.8%
Adidas AG	1,803	$421,030
Automotive – 0.9%
Knorr-Bremse AG	6,306	$484,474
Business Services – 1.3%
Accenture PLC, “A”	2,054	$692,670
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	1,526	$832,463
Computer Software – 7.1%
Adobe Systems, Inc. (a)	1,398	$636,957
Check Point Software Technologies Ltd. (a)	7,250	1,002,385
Oracle Corp.	7,805	645,708
Oracle Corp. Japan	8,900	618,066
Sage Group PLC	80,543	738,606
		$3,641,722
Computer Software - Systems – 2.3%
Amadeus IT Group S.A. (a)	8,529	$555,545
Constellation Software, Inc.	376	642,733
		$1,198,278
Consumer Products – 2.1%
Kao Corp.	12,000	$492,621
Kose Corp.	5,500	575,237
		$1,067,858
Consumer Services – 1.3%
Booking Holdings, Inc. (a)	275	$645,824
Electrical Equipment – 1.3%
Legrand S.A.	7,200	$684,482
Electronics – 1.1%
Kyocera Corp.	10,100	$567,708
Food & Beverages – 1.9%
Danone S.A.	5,362	$295,381
Nestle S.A.	5,214	676,886
		$972,267
Forest & Paper Products – 2.2%
Rayonier, Inc., REIT	15,625	$642,500
Weyerhaeuser Co., REIT	13,406	508,087
		$1,150,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 0.7%
Swiss Re Ltd.	3,862	$367,501
Internet – 4.6%
Alphabet, Inc., “A” (a)	654	$1,819,003
Scout24 AG	9,309	534,003
		$ 2,353,006
Leisure & Toys – 1.7%
Nintendo Co. Ltd.	1,700	$857,757
Other Banks & Diversified Financials – 1.3%
S&P Global, Inc.	1,576	$646,444
Printing & Publishing – 2.1%
Wolters Kluwer N.V.	10,279	$1,094,195
Real Estate – 5.9%
LEG Immobilien AG	16,660	$1,902,910
Vonovia SE, REIT	24,642	1,152,192
		$ 3,055,102
Special Products & Services – 1.7%
VanEck Gold Miners UCITS ETF (a)	6,891	$286,488
VanEck Junior Gold Miners UCITS ETF (a)	13,838	563,721
		$ 850,209
Specialty Chemicals – 1.3%
Nitto Denko Corp.	9,000	$645,006
Telecommunications - Wireless – 1.8%
KDDI Corp.	28,300	$929,550
Telephone Services – 1.4%
Hellenic Telecommunications Organization S.A.	15,485	$280,937
Infrastrutture Wireless Italiane S.p.A.	40,259	451,486
		$ 732,423
Trucking – 1.1%
Yamato Holdings Co. Ltd.	29,800	$557,865
Utilities - Electric Power – 1.9%
Iberdrola S.A.	90,821	$988,528
Total Common Stocks		$26,711,685
Bonds – 40.8%
Automotive – 0.6%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$310,000	$310,775
Broadcasting – 0.7%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$400,000	$381,000
Building – 0.7%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	$150,000	$144,207
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	272,000	238,000
		$ 382,207

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Switch Ltd., 3.75%, 9/15/2028 (n)		$260,000	$252,134
Switch Ltd., 4.125%, 6/15/2029 (n)		100,000	98,375
			$ 350,509
Computer Software – 0.3%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		$150,000	$141,122
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)		$316,000	$305,926
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)		$200,000	$198,856
Consumer Services – 1.3%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$275,000	$254,196
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		15,000	13,417
Match Group, Inc., 5%, 12/15/2027 (n)		80,000	79,611
Match Group, Inc., 4.625%, 6/01/2028 (n)		315,000	305,156
			$ 652,380
Electronics – 0.7%
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$235,000	$238,231
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)		103,000	95,275
			$ 333,506
Financial Institutions – 0.5%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$173,987	$158,073
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		105,000	95,396
			$ 253,469
Insurance - Property & Casualty – 0.6%
Hub International Ltd., 7%, 5/01/2026 (n)		$320,000	$323,698
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		$275,000	$258,156
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027		$255,000	$258,506
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$200,000	$177,000
Specialty Chemicals – 0.5%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$268,000	$267,744
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 3.875%, 2/15/2027		$205,000	$199,962
SBA Communications Corp., 3.125%, 2/01/2029		265,000	241,049
			$ 441,011
Transportation - Services – 0.5%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$267,139
U.S. Treasury Obligations – 29.9%
U.S. Treasury Notes, 1.75%, 6/30/2022		$2,270,000	$2,276,828
U.S. Treasury Notes, 1.75%, 9/30/2022		2,255,000	2,262,751
U.S. Treasury Notes, 1.625%, 12/15/2022		2,715,000	2,720,197
U.S. Treasury Notes, 0.5%, 3/15/2023		2,750,000	2,719,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.375%, 6/30/2023	$2,735,000	$2,715,342
U.S. Treasury Notes, 1.375%, 9/30/2023	2,730,000	2,699,821
		$15,394,861
Utilities - Electric Power – 0.6%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	$125,000	$125,541
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	175,000	163,642
		$ 289,183
Total Bonds		$20,987,048
Investment Companies (h) – 6.3%
Money Market Funds – 6.3%
MFS Institutional Money Market Portfolio, 0.21% (v)	3,211,574	$3,211,574
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.7%
Internet – 0.1%
Tencent Holdings Ltd. – September 2023 @ HKD 495.01	Call	Goldman Sachs International	$ 471,458	97	$36,843
Market Index Securities – 0.6%
Euro Stoxx 50 Index – June 2022 @ EUR 3,300	Put	Goldman Sachs International	$ 863,433	20	$11,505
Russell 2000 Index – June 2022 @ $1,600	Put	Goldman Sachs International	828,050	4	4,560
Russell 2000 Index – June 2022 @ $1,900	Put	Goldman Sachs International	1,035,063	5	20,625
Russell 2000 Index – December 2022 @ $1,600	Put	Goldman Sachs International	621,038	3	16,140
Russell 2000 Index – December 2022 @ $1,700	Put	Goldman Sachs International	1,035,063	5	34,750
Russell 2000 Index – December 2022 @ $1,800	Put	Goldman Sachs International	1,035,063	5	44,750
Russell 2000 Index – June 2023 @ $1,700	Put	Goldman Sachs International	1,035,063	5	42,250
Russell 2000 Index – December 2023 @ $1,650	Put	Goldman Sachs International	1,035,063	5	61,750
S&P 500 Index – June 2022 @ $3,000	Put	Goldman Sachs International	906,082	2	1,368
S&P 500 Index – June 2022 @ $3,300	Put	Goldman Sachs International	1,359,123	3	3,210
S&P 500 Index – June 2022 @ $3,400	Put	Goldman Sachs International	1,359,123	3	3,846
S&P 500 Index – June 2022 @ $3,425	Put	Goldman Sachs International	906,082	2	2,460
S&P 500 Index – September 2022 @ $3,800	Put	Goldman Sachs International	1,359,123	3	24,432
S&P 500 Index – December 2022 @ $2,900	Put	Goldman Sachs International	1,359,123	3	10,830
S&P 500 Index – December 2022 @ $3,300	Put	Goldman Sachs International	906,082	2	13,400
S&P 500 Index – December 2022 @ $3,400	Put	Goldman Sachs International	1,359,123	3	22,950
S&P 500 Index – March 2023 @ $3,650	Put	Goldman Sachs International	906,082	2	24,660
					$343,486
Total Purchased Options					$380,329

Written Options (see table below) – (0.0)%	$(2,214)

Other Assets, Less Liabilities – 0.3%	173,275
Net Assets – 100.0%	$51,461,697
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,211,574 and $48,079,062, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,448,531, representing 8.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 3/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Costco Wholesale Corp.	Put	Goldman Sachs International	9	$518,265	$440.00	June – 2022	$(1,341)
Costco Wholesale Corp.	Put	Goldman Sachs International	9	518,265	390.00	June – 2022	(873)
							$(2,214)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	289,906	EUR	254,631	State Street Bank Corp.	4/08/2022	$8,190
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,069,656	$331,981	$—	$7,401,637
Japan	—	5,243,810	—	5,243,810
Germany	1,902,910	2,603,204	—	4,506,114
Netherlands	—	1,727,686	—	1,727,686
France	—	1,621,108	—	1,621,108
United Kingdom	—	1,588,815	—	1,588,815
Spain	—	1,544,073	—	1,544,073
Switzerland	—	1,044,387	—	1,044,387
Israel	1,002,385	—	—	1,002,385
Other Countries	923,670	488,329	—	1,411,999
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	15,394,861	—	15,394,861
U.S. Corporate Bonds	—	4,894,579	—	4,894,579
Foreign Bonds	—	697,608	—	697,608
Mutual Funds	3,211,574	—	—	3,211,574
Total	$14,110,195	$37,180,441	$—	$51,290,636
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$8,190	$—	$8,190
Written Options - Liabilities	—	(2,214)	—	(2,214)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,190,425	$25,528,624	$30,507,475	$—	$—	$3,211,574
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,797	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	60.3%
Japan	10.2%
Germany	8.5%
Netherlands	3.9%
France	3.2%
United Kingdom	3.1%
Spain	3.0%
Switzerland	2.0%
Israel	1.9%
Other Countries	3.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.